FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-5086


                       Churchill Tax-Free Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)



	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2004

                  Date of reporting period: March 31, 2005





Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2005
                                   (unaudited)

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                                                                           Rating
     Face                                                                  Moody's/
     Amount             General Obligation Bonds (2.5%)                     S&P                     Value (a)

                Bowling Green, Kentucky
    $200,000      5.300%, 06/01/18                                         Aa3/NR              $    216,050

                Lexington-Fayette Urban County, Kentucky
                 Government Project Unlimited Tax
     125,000      5.000%, 12/01/15                                         Aa2/AA+                  132,134

     340,000      5.150%, 12/01/17                                         Aa2/AA+                  362,671


                Louisville - Jefferson County, Kentucky Metro
                 Government Unlimited Tax
   1,590,000      5.000%, 11/01/19                                         Aa2/AA                 1,697,118
   1,825,000      5.000%, 11/01/20                                         Aa2/AA                 1,939,044

                Louisville, Kentucky Unlimited Tax
   2,205,000      5.000%, 10/01/21 FGIC Insured                            Aaa/AAA                2,301,491

                Warren County, Kentucky Judicial Unlimited Tax
     345,000       5.100%, 09/01/17 AMBAC Insured                          Aaa/NR                   365,507

     365,000       5.150%, 09/01/18 AMBAC Insured                          Aaa/NR                   387,531

                                                                                                  7,401,546
                Total General Obligation Bonds

                Revenue Bonds (94.5%)                                                                        `

                State Agencies (37.9%)

                Kentucky Area Development District Financing
     500,000      5.000%, 12/01/23  LOC Wachovia Bank                      NR/AA                    520,085


                Kentucky Infrastructure Authority
   1,000,000       5.250%, 06/01/12                                        Aa3/A+                 1,080,580
     635,000       5.250%, 06/01/12                                        Aa3/A+                   667,537

   2,740,000       5.250%, 06/01/14                                        Aa3/A+                 2,957,666
   1,235,000       5.250%, 08/01/17                                        NR/AA                  1,346,039
     100,000       5.000%, 06/01/18                                        Aa3/A+                   104,847

     230,000       5.000%, 06/01/21                                        Aa3/A+                   239,244


                Kentucky State Property and Buildings Commission
   3,000,000       6.250%, 09/01/07 MBIA Insured                           Aaa/AAA                3,233,250
     220,000       6.000%, 09/01/08                                        Aa3/A+                   240,165

     310,000       5.500%, 11/01/09 AMBAC Insured                          Aaa/AAA                  322,158

     190,000       5.500%, 11/01/09 AMBAC Insured  (pre-refunded)          Aaa/AAA                  197,129

   4,000,000       5.375%, 02/01/14 FSA Insured  (pre-refunded)            Aaa/AAA                4,428,440
     400,000       5.250%, 10/01/14  (pre-refunded)                        Aa3/A+                   438,024

   3,250,000       5.625%, 09/01/15  (pre-refunded)                        Aa3/A+                 3,614,390
     460,000       5.125%, 09/01/15  (pre-refunded)                        Aaa/A+                   500,287

  10,000,000       5.375%, 10/01/15 MBIA Insured  (pre-refunded)           Aaa/AAA               11,080,000
   1,000,000       5.000%, 11/01/15 AMBAC Insured                          Aaa/AAA                1,074,190
     100,000       5.375%, 05/01/16 MBIA Insured  (pre-refunded)           Aaa/AAA                  108,959

   3,775,000       5.375%, 08/01/16  (pre-refunded)                        Aaa/AAA                4,161,900
   2,725,000       5.375%, 08/01/16 FSA Insured                            Aaa/AAA                2,941,801
   3,905,000       5.125%, 09/01/16  (pre-refunded)                        Aaa/A+                 4,247,000
   5,000,000       5.250%, 10/01/16                                        Aa3/A+                 5,382,300
   1,100,000       5.000%, 11/01/16 AMBAC Insured                          Aaa/AAA                1,175,834
   1,265,000       5.250%, 08/01/17 MBIA Insured   (pre-refunded)          Aaa/AAA                1,399,507
   1,250,000       5.000%, 08/01/17 FSA Insured  (pre-refunded)            Aaa/AAA                1,351,775
     975,000       5.000%, 08/01/17 FSA Insured                            Aaa/AAA                1,022,278
   8,155,000       5.125%, 09/01/17  (pre-refunded)                        Aa3/AAA                8,869,215
     200,000       5.375%, 10/01/17 MBIA Insured  (pre-refunded)           Aaa/AAA                  221,600

   4,735,000       5.250%, 10/01/17                                        Aa3/A+                 5,078,666
   1,250,000       5.500%, 11/01/17 FSA Insured                            Aaa/AAA                1,382,588
   1,000,000       5.000%, 11/01/17 AMBAC Insured                          Aaa/AAA                1,062,980
     165,000       5.375%, 02/01/18  FSA Insured  (pre-refunded)           Aaa/AAA                  182,673

   3,030,000       5.000%, 08/01/18  FSA Insured  (pre-refunded)           Aaa/AAA                3,276,703
   3,950,000       5.125%, 09/01/18  (pre-refunded)                        Aa3/AAA                4,285,790
   6,000,000       5.250%, 10/01/18                                        Aa3/A+                 6,412,380
   1,000,000       5.500%, 11/01/18 FSA Insured                            Aaa/AAA                1,105,380
     155,000       5.100%, 11/01/18 FSA Insured                            Aaa/AAA                  164,998

     145,000       5.100%, 11/01/18   (pre-refunded)                       Aaa/AAA                  155,990

   1,500,000       5.000%, 11/01/18 AMBAC Insured                          Aaa/AAA                1,587,810
   1,040,000       5.000%, 08/01/19 FSA Insured   (pre-refunded)           Aaa/AAA                1,124,677
   4,000,000       5.375%, 10/01/19 MBIA Insured  (pre-refunded)           Aaa/AAA                4,432,000
   1,925,000       5.000%, 10/01/19                                        Aa3/A+                 2,016,168
     360,000       5.000%, 10/01/19 MBIA Insured                           Aaa/AAA                  391,104

     785,000       5.150%, 11/01/19 FSA Insured                            Aaa/AAA                  838,694

   3,000,000       5.000%, 11/01/19 FSA Insured                            Aaa/AAA                3,150,240
   2,000,000       5.750%, 05/01/20 MBIA Insured  (pre-refunded)           Aaa/AAA                2,224,120
     250,000       5.000%, 05/01/20 FSA Insured                            Aaa/AAA                  259,663

     160,000       5.000%, 10/01/20 MBIA Insured                           Aaa/AAA                  173,824

   4,000,000       5.000%, 02/01/21 FSA Insured                            Aaa/AAA                4,338,400
     200,000       5.000%, 08/01/21 FSA Insured                            Aaa/AAA                  216,874

     270,000       5.100%, 10/01/21 MBIA Insured                           Aaa/AAA                  294,883

     255,000       5.150%, 02/01/22 FSA Insured                            Aaa/AAA                  278,868

   5,000,000       5.000%, 10/01/22 MBIA Insured                           Aaa/AAA                5,450,800
     235,000       5.000%, 08/01/23 MBIA Insured                           Aaa/AAA                  255,821

      80,000       5.000%, 08/01/23 MBIA Insured  (pre-refunded)           Aaa/AAA                   87,088

                                                                                                113,155,382
                Total State Agencies

                County Agencies (8.4%)

                Floyd County, Kentucky Public Property Courthouse
     510,000       5.500%, 09/01/14 (pre-refunded)                         NR/A+                    533,103


                Jefferson County, Kentucky Capital Projects
   1,000,000       5.200%, 06/01/08 MBIA Insured                           Aaa/AAA                1,062,320
     430,000       5.200%, 06/01/12 MBIA Insured                           Aaa/AAA                  456,720

     570,000       5.250%, 06/01/13 MBIA Insured                           Aaa/AAA                  606,007

     520,000       5.250%, 06/01/14 MBIA Insured                           Aaa/AAA                  552,848

   3,370,000       5.375%, 06/01/18 MBIA Insured                           Aaa/AAA                3,591,611
   1,640,000       5.375%, 06/01/22 MBIA Insured                           Aaa/AAA                1,747,846
   5,935,000       5.500%, 06/01/28 MBIA Insured                           Aaa/AAA                6,340,598

                Nelson County, Kentucky Court Facilities Project Revenue
     185,000       5.000%, 06/01/21                                        Aa3/NR                  192,894


                Pendleton County, Kentucky Multi-County Lease Revenue
   4,500,000       6.500%, 03/01/19                                        NR/A                   4,516,650

                Warren County, Kentucky Justice Center
   1,580,000       5.250%, 09/01/17 MBIA Insured                           Aaa/AAA                1,686,697

                Warren County, Kentucky Justice Center
                  Expansion Corp. Revenue
     700,000       5.400%, 09/01/24                                        Aa3/NR                   752,724

   2,895,000       5.350%, 09/01/29 MBIA Insured                           Aaa/AAA                3,049,419

                Total County Agencies                                                            25,089,437

                City / Municipality Obligations (0.9%)

                Jeffersontown, Kentucky Public Project Corp.
     500,000       5.750%, 11/01/15                                        A3/NR                    527,865


                Lexington-Fayette Urban County Government,
                 Kentucky Public Facilities Revenue
     180,000       5.125%, 10/01/23 FSA Insured                            Aaa/AAA                  188,242


                Louisville, Kentucky Parking Authority
   1,140,000       5.000%, 12/01/14  MBIA Insured                          Aaa/AAA                1,204,661

                Shelbyville, Kentucky Certificates of Participation
     625,000      5.000%, 10/01/22                                         A2/NR                    646,687

                                                                                                  2,567,455
                Total City / Municipality Obligations

                Hospitals (3.3%)

                Jefferson County, Kentucky Health Facilities Revenue
     240,000       5.000%, 10/01/12  MBIA Insured                          Aaa/AAA                  252,473

   1,715,000       5.650%, 01/01/17 AMBAC Insured                          Aaa/AAA                1,817,283
   2,200,000       5.250%, 05/01/17                                        NR/A                   2,313,608
   2,815,000       5.125%, 10/01/17 AMBAC Insured  ETM                     Aaa/AAA                2,867,443
     525,000       5.125%, 10/01/18  MBIA Insured  ETM                     Aaa/AAA                  538,949

     125,000       5.750%, 01/01/26 AMBAC Insured                          Aaa/AAA                  132,665


                Kentucky Economic Development Finance Authority
   1,000,000       5.000%, 02/01/18 FSA Insured                            Aaa/AAA                1,026,630

                Louisville - Jefferson County, Kentucky Medical Center
                Revenue
   1,000,000       5.000%, 06/01/18                                        NR/A                   1,056,340

                Total Hospitals                                                                  10,005,391

                Housing (6.7%)

                Kentucky Housing Corp. Housing Revenue
     100,000       5.125%, 07/01/17                                        Aaa/AAA                  102,235

      95,000       5.550%, 07/01/18 AMT                                    Aaa/AAA                   95,530

     250,000       5.850%, 07/01/20 AMT                                    Aaa/AAA                  260,583

   2,000,000       5.600%, 07/01/20 AMT                                    Aaa/AAA                2,087,420
   1,150,000       5.350%, 01/01/21 AMT                                    Aaa/AAA                1,179,302
   6,275,000       5.450%, 07/01/22 AMT                                    Aaa/AAA                6,499,645
   4,065,000       5.250%, 07/01/22  AMT                                   Aaa/AAA                4,164,267
     245,000       5.200%, 07/01/22                                        Aaa/AAA                  250,285

     300,000       5.100%, 07/01/22 AMT                                    Aaa/AAA                  305,058

   4,140,000       5.200%, 07/01/25 AMT                                    Aaa/AAA                4,222,179
     275,000       5.375%, 07/01/27                                        Aaa/AAA                  282,081

     570,000       5.550%, 07/01/33                                        Aaa/AAA                  588,582


                Total Housing                                                                    20,037,167

                Pollution Control Revenue (1.3%)

                Jefferson County, Kentucky Pollution Control
                 (LG&E Energy)
   3,800,000       5.900%, 04/15/23                                        A1/A-                  3,887,172

                Schools (14.6%)

                Beechwood, Kentucky Independent School
                  District Finance Corp.
     180,000       5.650%,  03/01/20                                       Aa3/NR                   195,422


                Boone County, Kentucky School District Finance
                 Corp. School Building
     660,000       5.000%, 06/01/15                                        Aa3/NR                   687,964

     225,000       5.250%, 08/01/15                                        Aa3/NR                   241,515

     285,000       5.700%, 02/01/16                                        Aa3/NR                   311,807

   1,000,000       5.375%, 08/01/20 FSA Insured                            AAA/NR                 1,067,420

                Boyd County, Kentucky School District Finance Corp.
   1,025,000       5.000%, 10/01/15                                        Aa3/NR                 1,091,051
     575,000       5.375%, 10/01/17                                        Aa3/NR                   615,888


                Bullitt County, Kentucky School District Finance Corp.
   2,455,000       4.500%, 10/01/22 MBIA Insured                           Aaa/NR                 2,502,504
   2,590,000       4.500%, 10/01/23 MBIA Insured                           Aaa/NR                 2,629,990


                Christian County, Kentucky School District Finance Corp.
     500,000       5.000%, 06/01/09                                        Aa3/NR                   529,430


                Daviess County Kentucky School District Finance Corp.
     200,000       5.000%, 06/01/24                                        Aa3/NR                   207,576


                Fayette County, Kentucky School Building
   1,780,000       5.700%, 12/01/16                                        Aa3/AA-                1,900,168

                Fayette County, Kentucky School Building Revenue
     200,000       5.125%, 04/01/18 AMBAC Insured                          Aaa/AAA                  212,904


                Fayette County, Kentucky School District Finance Corp.
     250,000       5.300%, 09/01/14                                        Aa3/AA-                  269,547


                Floyd County, Kentucky School Building
     250,000       5.000%, 12/01/09                                        Aa3/NR                   268,080


                Franklin County, Kentucky School District
                  Finance Corp.
   1,000,000      5.000%, 04/01/24                                         Aa3/NR                 1,037,380

                Graves Co., Kentucky School Building Revenue
   1,260,000       5.000%, 06/01/22                                        Aa3/NR                 1,311,269
   1,320,000       5.000%, 06/01/23                                        Aa3/NR                 1,370,041

                Hardin County, Kentucky School District
                 Finance Corp.
     100,000       5.500%, 02/01/17                                        Aa3/NR                   107,933


                Jefferson County, Kentucky School District
                  Finance Corp. School Building
     750,000       5.300%, 01/01/13 FSA Insured                            Aaa/AAA                  825,833

     695,000       5.125%, 11/01/14 FSA Insured  (pre-refunded)            Aaa/AAA                  734,198

   3,195,000       5.125%, 02/01/16 MBIA Insured  (pre-refunded)           Aaa/AAA                3,325,324
     250,000       5.250%, 07/01/16 FSA Insured                            Aaa/AAA                  266,095


                Kenton County, Kentucky School District
   1,800,000       5.375%, 03/01/15                                        Aa3/A+                 1,921,266
     955,000       5.000%, 04/01/16                                        Aa3/NR                 1,009,149
   1,055,000       5.000%, 04/01/17                                        Aa3/NR                 1,110,219
     605,000       5.000%, 04/01/19                                        Aa3/NR                   635,922


                Kentucky Economic Development Finance Authority
                 College Revenue Centre College
   1,230,000       5.000%, 04/01/17 FSA Insured                            Aaa/AAA                1,299,138
   1,675,000       5.000%, 04/01/19 FSA Insured                            Aaa/AAA                1,758,130

                Lexington-Fayette Urban County, Kentucky
                  Government Project Transylvania
                University
   1,320,000       5.125%, 08/01/18 MBIA Insured                           Aaa/AAA                1,392,032

                Lexington-Fayette Urban County, Kentucky
                 Government Project U.K. Library
     725,000       5.000%, 11/01/15 MBIA Insured                           Aaa/AAA                  766,470

     305,000       5.000%, 11/01/18 MBIA Insured                           Aaa/AAA                  319,402


                Meade  County, Kentucky School District Finance Corp.
     400,000       5.700%, 07/01/15                                        Aa3/NR                   422,752

     500,000       6.000%, 07/01/16                                        Aa3/NR                   530,255


                Middlesboro, Kentucky Independent School
                  District Finance Corp.
     100,000       6.100%, 08/01/16                                        Aa3/NR                   106,449


                Oldham County, Kentucky School District
                 Finance Corp.
     700,000      5.000%, 05/01/19 MBIA Insured                            Aaa/NR                   740,782


                Scott County, Kentucky School Building
   2,750,000       5.900%, 06/01/18  (pre-refunded)                        Aaa/AAA                2,820,840
     100,000       5.000%, 03/01/22                                        Aa3/NR                   104,580


                Scott County, Kentucky School District
                 Finance Corp.
   1,115,000       4.200%, 01/01/22  AMBAC Insured                         Aaa/NR                 1,095,198
   1,955,000       4.250%, 01/01/23  AMBAC Insured                         Aaa/NR                 1,919,028
   1,560,000       4.300%, 01/01/24  AMBAC Insured                         Aaa/NR                 1,530,376

                Taylor County, Kentucky School Building
     280,000       6.000%, 08/01/16                                        Aa3/NR                   296,184

     175,000       5.250%, 06/01/19                                        Aa3/NR                   188,004


                University of Kentucky Revenue
   1,335,000       5.000%, 05/01/16 FGIC Insured  (pre-refunded)           Aaa/AAA                1,441,466
     505,000       5.000%, 06/01/18  FSA insured                           Aaa/NR                   528,296


                Walton-Verona, Kentucky Independent School District
     105,000       5.100%, 06/01/19                                        Aa3/NR                   110,473

                                                                                                 43,755,750
                Total Schools

                Transportation (12.8%)

                Kenton County, Kentucky  Airport Board
                 Airport Revenue
     800,000       5.000%, 03/01/08 MBIA Insured AMT                       Aaa/AAA                  835,784

     500,000       5.625%, 03/01/13 MBIA Insured AMT                       Aaa/AAA                  539,200

   1,570,000       5.000%, 03/01/13 MBIA Insured AMT                       Aaa/AAA                1,642,942
     750,000       5.625%, 03/01/14 MBIA Insured AMT                       Aaa/AAA                  810,660

   1,000,000       5.500%, 03/01/17 MBIA Insured AMT                       Aaa/AAA                1,081,750
   2,230,000       5.500%, 03/01/18 MBIA Insured AMT                       Aaa/AAA                2,403,003
   1,300,000       5.000%, 03/01/23 MBIA Insured AMT                       Aaa/AAA                1,330,615

                Kentucky Interlocal School
                 Transportation Authority
     145,000       5.400%, 06/01/17                                        NR/A+                    146,572

     400,000       6.000%, 12/01/20                                        NR/A+                    404,096

     200,000       6.000%, 12/01/20                                        NR/A+                    202,048

     300,000       5.800%, 12/01/20                                        NR/A+                    302,838

     400,000       5.650%, 12/01/20                                        NR/A+                    403,724

     350,000       5.600%, 12/01/20                                        NR/A+                    353,203


                Kentucky State Turnpike Authority
                Economic Development & Resource
                Recovery Road Revenue
     120,000       8.500%, 07/01/06                                        Aa3/A+                  128,232

   1,000,000       6.500%, 07/01/08 AMBAC Insured                          Aaa/AAA                1,105,250
   1,000,000       5.625%, 07/01/12 FSA Insured                            Aaa/AAA                1,112,860
     200,000       5.625%, 07/01/13 FSA Insured                            Aaa/AAA                  222,572

     500,000       5.625%, 07/01/14 FSA Insured                            Aaa/AAA                  556,430

     250,000       5.200%, 07/01/14  FSA Insured                           Aaa/AAA                  272,725

     940,000       5.625%, 07/01/15 AMBAC Insured                          Aaa/AAA                  965,859

     450,000       5.250%, 07/01/15 FSA Insured                            Aaa/AAA                  492,066

   2,775,000       5.250%, 07/01/16  FSA Insured                           Aaa/AAA                3,001,274
   3,455,000       5.100%, 07/01/18 FSA Insured                            Aaa/AAA                3,653,006



                Louisville-Jefferson County Regional
                  Airport, Kentucky
   2,500,000       5.250%, 0701/10 FSA Insured  AMT                        Aaa/AAA                2,658,375
   1,000,000       5.500%, 07/01/12 FSA Insured  AMT                       Aaa/AAA                1,081,650
   2,000,000       5.750%, 07/01/15 FSA Insured  AMT                       Aaa/AAA                2,183,880
   2,000,000       5.500%, 07/01/15 FSA Insured  AMT                       Aaa/AAA                2,172,100
   1,650,000       5.750%, 07/01/17 FSA Insured  AMT                       Aaa/AAA                1,799,804
   1,000,000       5.250%, 07/01/18 FSA Insured  AMT                       Aaa/AAA                1,059,560
   1,000,000       5.000%, 07/01/18 FSA Insured  AMT                       Aaa/AAA                1,034,820
   1,370,000       5.250%, 07/01/21 FSA Insured  AMT                       Aaa/AAA                1,438,062
   2,390,000       5.250%, 07/01/22 FSA Insured  AMT                       Aaa/AAA                2,500,370
     275,000       5.375%, 07/01/23 FSA Insured  AMT                       Aaa/AAA                  289,880

                                                                                                 38,185,210
                Total Transportation

                Utilities (8.6%)

                Bardstown, Kentucky
     200,000       5.000%, 12/01/19 MBIA Insured                           Aaa/NR                   209,102



                Campbell & Kenton Counties, Kentucky Sanitation Sewer
                District
     125,000       5.000%, 08/01/18 FGIC Insured                           Aaa/AAA                  130,820

     100,000       5.000%, 08/01/24 FSA Insured                            Aaa/AAA                  103,715


                Hardin County, Kentucky Water District
     605,000       5.900%, 01/01/25 MBIA Insured  (pre-refunded)           Aaa/AAA                  624,033

     395,000       5.900%, 01/01/25 MBIA Insured                           Aaa/AAA                  407,292


                Kentucky Rural Water Finance Corp.
     595,000       5.000%, 02/01/20 AMBAC Insured                          NR/AAA                   624,899


                Lexington-Fayette Urban County Government,
                 Kentucky Sewer System
   1,000,000       5.000%, 07/01/19                                        Aa3/AA                 1,056,800

                Louisville - Jefferson County, Kentucky
                  Metropolitan Sewer District
   1,000,000       5.000%, 05/15/12 FGIC Insured                           Aaa/AAA                1,058,150
   2,565,000       5.375%, 05/15/17 MBIA Insured                           Aaa/AAA                2,800,236
   1,410,000       5.400%, 05/15/22 FGIC Insured                           Aaa/AAA                1,442,712
     400,000       5.000%, 05/15/22 FGIC Insured                           Aaa/AAA                  413,980

     120,000       6.250%, 05/15/26 MBIA Insured                           Aaa/AAA                  128,915


                Louisville, Kentucky Waterworks Board
                 Water System Revenue
   1,000,000       5.250%, 11/15/16 FSA Insured                            Aaa/AAA                1,074,180
   1,000,000       5.250%, 11/15/17 FSA Insured                            Aaa/AAA                1,072,090
   2,485,000       5.250%, 11/15/18 FSA Insured                            Aaa/AAA                2,662,851
     205,000       5.250%, 11/15/19 FSA Insured                            Aaa/AAA                  217,017

   6,600,000       5.250%, 11/15/22 FSA Insured                            Aaa/AAA                7,039,362
   2,415,000       5.250%, 11/15/24 FSA Insured                            Aaa/AAA                2,555,118

                Northern Kentucky Water District
     240,000       5.000%, 02/01/23 FGIC Insured                           Aaa/NR                   249,108


                Owensboro-Davies County, Kentucky Water District
     600,000       5.000%, 01/01/13 AMBAC Insured                          Aaa/AAA                  621,450


                Owensboro, Kentucky Electric and Power
   1,310,000      5.000%, 01/01/20 FSA Insured                             Aaa/AAA                1,362,701

                Total Utilities                                                                  25,854,531

                Total Revenue Bonds                                                             282,537,495

                Total Investments (cost $281,056,387**)                    97.0%                289,939,041

                Other assets less liabilities                                3.0                  8,912,730


                Net Assets                                                100.0%             $  298,851,771


                Portfolio Distribution By Quality Rating (unaudited)

                Highest rating (1)
                                                                            76.4  %
                Second highest rating (2)
                                                                            18.3
                Third highest rating (3)
                                                                             5.3

                                                                           100.0  %


                (1) Aaa of Moody's or AAA of S&P.
                (2) Aa of Moody's or AA of S&P.
                (3) A of Moody's or S&P.

                    * Any security not rated (NR) by either credit rating service has been determined by the Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating was to be assigned by a rating service.

                    ** See note b.

                               PORTFOLIO ABBREVIATIONS:
                AMBAC - American Municipal Bond Assurance Corp.
                AMT       - Alternative Minimum Tax
                ETM      - Escrowed To Maturity
                FGIC     - Financial Guaranty Insurance Co.
                FSA       - Financial Security Assurance
                LOC      - Letter of Credit
                MBIA     - Municipal Bond Investors Assurance
                NR        - Not Rated

                See accompanying notes to financial statements.


                NOTES TO FINANCIAL STATEMENTS
                CHURCHILL TAX-FREE FUND OF KENTUCKY

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $280,972,088 amounted to $8,966,953, which consisted of aggregate gross unrealized appreciation of $9,556,560 and aggregate gross unrealized depreciation of $589,607.





Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).





                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHURCHILL TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      Vice Chair and President
      May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair and President
      May 26, 2005


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	May 26, 2005